OTHER COSTS AND EXPENSES	12 Months Ended
Jan. 03, 2015
Other Costs and Expenses [Abstract]
OTHER COSTS AND EXPENSES
OTHER COSTS AND EXPENSES
Other-net is primarily comprised of intangible asset amortization expense (See Note F, Goodwill and Intangible Assets), currency related gains or losses, environmental remediation expense and other charges primarily consisting of merger and acquisition-related transaction costs, as well as pension curtailments and settlements. During the years ended January 3, 2015, December 28, 2013, and December 29, 2012, Other-net included $1.7 million, $30.8 million, and $53.3 million in merger and acquisition-related costs, respectively.
Research and development costs, which are classified in SG&A, were $174.6 million, $170.7 million and $151.4 million for fiscal years 2014, 2013 and 2012, respectively.